Related Party Transactions - Additional Information (Detail) (AUD)			0 Months Ended				1 Months Ended			1 Months Ended
	Sep. 27, 2013	Dec. 31, 2012	Nov. 26, 2012 Placement [Member]	Dec. 17, 2012 Share Purchase Plan [Member]	Nov. 26, 2012 Wilson HTM [Member] Placement [Member]	Dec. 17, 2012 Wilson HTM [Member] Share Purchase Plan [Member]	Aug. 31, 2013 SpeeDx [Member]	Sep. 30, 2011 SpeeDx [Member]	Sep. 27, 2013 SpeeDx [Member]	Sep. 30, 2011 SpeeDx [Member] Minimum [Member]	Sep. 30, 2011 SpeeDx [Member] Maximum [Member]	Sep. 27, 2013 PFM Cornerstone Limited [Member]
Related Party Transaction [Line Items]
Agreement of milestone payment								500,000
Sales and licensing revenues payment										5.00%	15.00%
Consulting fees							235,000
Success fee							50,000
Certification audit, period							12 months
Ownership shares held in Company which has one of our directors									33.00%
Decrease in ownership shares held by related party in the company	1.00%											6.00%
Ownership shares held in Company which has one of our directors									33.00%
Common stock shares issued			13,334,000	1,292,713
Price of a share		0.90	0.90
Aggregate total raised through placement			12,000,600
Management fee					180,009	17,452
Selling fee					360,018
Net total raised through placement			11,460,573
Aggregate total raised				1,163,442
Net total raised				1,145,990